FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.
The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
•	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•
Level 2  -  Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The carrying value of cash and cash equivalents, notes receivable, accounts payable and accrued expenses and other current liabilities approximates their fair values due to the short-term or on demand nature of these instruments. There were no transfers between fair value measurement levels during the years ended December 31, 2021 and 2020. The Company accounted for the warrants as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss.
Our Public Warrants and Private Warrants were carried at fair value as of December 31, 2021. The Public Warrants were valued using Level 1 inputs as they are traded in an active market. The Private Warrants were valued using a binomial lattice model, which results in a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Warrants was the expected volatility of the Company’s Class A common stock. The expected volatility was based on consideration of the implied volatility from the Company’s own public warrant pricing and on the historical volatility observed at guideline public companies. As of December 31, 2021, the significant assumptions used in preparing the binomial lattice model for valuing the Private Warrants liability include (i) volatility of 51.4%, (ii) risk-free interest rate of 1.18%, (iii) strike price ($11.50), (iv) fair value of common stock ($7.87), and (v) expected life of 4.4 years.
Mutual funds were valued using quoted market prices and accordingly were classified as Level 1.
The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:
Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Assets:
Mutual funds - Cash and cash equivalents	$ 33,965	$ 33,965	$ —	$ —
Mutual funds - Marketable securities	435,519	435,519	—	—
Total assets at fair value on a recurring basis	$ 469,484	$ 469,484	$ —	$ —

Liabilities:
Public Warrants	$ 6,900	$ 6,900	$ —	$ —
Private Warrants	339	—	—	339
Total liabilities at fair value on a recurring basis	$ 7,239	$ 6,900	$ —	$ 339
Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2020:
Assets:
Mutual funds - Cash and cash equivalents	$ 36,040	$ 36,040	$ —	$ —
Total assets at fair value on a recurring basis	$ 36,040	$ 36,040	$ —	$ —

Liabilities:
Notes payable	$ 1,749	$ —	$ 1,749	$ —
Total liabilities at fair value on a recurring basis	$ 1,749	$ —	$ 1,749	$ —